Other notes, Unrecognized Items (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Guarantees [Abstract]
Face value of property lease rental guarantees	$ 391,673	$ 391,763
Capital commitments [Abstract]
Capital commitments for manufacturing equipment	9,200,000	3,600,000
Contingent liabilities [Abstract]
Contingent liabilities	0	0
Deferred tax recognised	$ 0	$ 0	$ 0
Tax at the statutory tax	25.00%	30.00%	30.00%
Increase decrease in current tax impact	$ 0
Goodwill and Intangible assets	$ 0